RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2026
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements	RECENT ACCOUNTING PRONOUNCEMENTS
Disaggregation of Income Statement Expenses

In November 2024, the FASB issued Accounting Standards Update 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires public business entities to provide additional disclosures about certain expense categories included within relevant income statement captions.

The amendments are effective for the Company for annual reporting periods beginning after December 15, 2026, and for interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting the new guidance on its consolidated financial statement disclosures.

Environmental Credits and Environmental Credit Obligations

In May 2026, the FASB issued Accounting Standards Update 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes accounting and disclosure requirements for environmental credits and related obligations. The guidance addresses the recognition, measurement, presentation and disclosure of environmental credits that are generated, purchased or received, including credits held for regulatory compliance or other purposes, as well as obligations arising under environmental compliance programs.

The amendments are effective for the Company for annual and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting the new guidance on its consolidated financial statements and related disclosures, including the potential impact on environmental credits generated in connection with applicable maritime emissions regulations.